Offerings	Nov. 12, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	(1) Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares. (2) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fees. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to the registration statement based on the fee payment rate in effect on the date of such fee payment. (3) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered and may from time to time be sold at indeterminate prices.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	(1) Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares. (2) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fees. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to the registration statement based on the fee payment rate in effect on the date of such fee payment. (3) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered and may from time to time be sold at indeterminate prices.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	(1) Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares. (2) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fees. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to the registration statement based on the fee payment rate in effect on the date of such fee payment. (3) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered and may from time to time be sold at indeterminate prices. (4) Each depositary share will be issued under a deposit agreement, will represent an interest in a fractional share of preferred stock and will be evidenced by a depositary receipt.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(1) Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares. (2) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fees. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to the registration statement based on the fee payment rate in effect on the date of such fee payment. (3) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered and may from time to time be sold at indeterminate prices.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	(1) Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares. (2) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fees. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to the registration statement based on the fee payment rate in effect on the date of such fee payment. (3) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered and may from time to time be sold at indeterminate prices. (4) Representing rights or obligations to purchase common stock, preferred stock or debt securities.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering Note	(1) Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares. (2) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fees. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to the registration statement based on the fee payment rate in effect on the date of such fee payment. (3) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered and may from time to time be sold at indeterminate prices. (4) Representing rights or obligations to purchase common stock, preferred stock or depositary shares.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	(1) Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares. (2) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fees. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to the registration statement based on the fee payment rate in effect on the date of such fee payment. (3) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered and may from time to time be sold at indeterminate prices. (4) Representing rights or obligations to purchase common stock, preferred stock or depositary shares.